Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Equity Series Funds Inc
Entity Central Index Key	0000877670
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000002851
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class AAA
Trading Symbol	GABEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class AAA	$157	1.43%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class AAA	S&P 500 Index	Lipper Equity Income Fund Average
9/14	10,000	10,000	10,000
9/15	9,460	9,939	9,576
9/16	10,530	11,473	10,975
9/17	11,995	13,608	12,720
9/18	12,807	16,045	14,048
9/19	12,667	16,727	14,873
9/20	12,785	19,261	14,693
9/21	16,789	25,039	18,907
9/22	15,097	21,165	17,360
9/23	16,896	25,741	19,634
9/24	20,215	35,098	24,967

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class AAA	19.64%	9.80%	7.29%
S&P 500 Index	36.35%	15.98%	13.38%
Lipper Equity Income Fund Average	27.16%	10.92%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 483,695,327
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 4,963,427
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$483,695,327 Number of Portfolio Holdings213 Portfolio Turnover Rate1% Management Fees$4,963,427
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Genuine Parts Co.	4.4%
The Bank of New York Mellon Corp.	4.2%
Deere & Co.	2.7%
Microsoft Corp.	2.4%
GATX Corp.	2.4%
State Street Corp.	2.2%
Crane Co.	2.0%
Mueller Industries Inc.	2.0%
Textron Inc.	1.8%
Brown-Forman Corp.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000243164
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class C
Trading Symbol	GEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class C	$239	2.18%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.18%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class C	The Gabelli Equity Income Fund - Class C (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
9/14	10,000	10,000	10,000	10,000
9/15	9,390	9,296	9,939	9,576
9/16	10,377	10,180	11,473	10,975
9/17	11,730	11,406	13,608	12,720
9/18	12,436	11,978	16,045	14,048
9/19	12,204	11,637	16,727	14,873
9/20	12,237	11,552	19,261	14,693
9/21	15,943	14,936	25,039	18,907
9/22	14,215	13,184	21,165	17,360
9/23	15,827	14,547	25,741	19,634
9/24	18,862	17,191	35,098	24,967

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class C	19.18%	8.97%	6.49%
The Gabelli Equity Income Fund - Class C (includes sales charge)	18.18%	8.97%	6.49%
S&P 500 Index	36.35%	15.98%	13.38%
Lipper Equity Income Fund Average	27.16%	10.92%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 483,695,327
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 4,963,427
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$483,695,327 Number of Portfolio Holdings213 Portfolio Turnover Rate1% Management Fees$4,963,427
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Genuine Parts Co.	4.4%
The Bank of New York Mellon Corp.	4.2%
Deere & Co.	2.7%
Microsoft Corp.	2.4%
GATX Corp.	2.4%
State Street Corp.	2.2%
Crane Co.	2.0%
Mueller Industries Inc.	2.0%
Textron Inc.	1.8%
Brown-Forman Corp.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

Due to the Fund changing fiscal year ends from October to September, returns for both 11 months and 1 year are presented in the Average Annual Total Returns table.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000061072
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class I
Trading Symbol	GCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class I	$130	1.18%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class I	S&P 500 Index	Lipper Equity Income Fund Average
9/14	10,000	10,000	10,000
9/15	9,485	9,939	9,576
9/16	10,584	11,473	10,975
9/17	12,086	13,608	12,720
9/18	12,941	16,045	14,048
9/19	12,829	16,727	14,873
9/20	12,976	19,261	14,693
9/21	17,090	25,039	18,907
9/22	15,414	21,165	17,360
9/23	17,293	25,741	19,634
9/24	20,691	35,098	24,967

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class I	19.85%	10.07%	7.56%
S&P 500 Index	36.35%	15.98%	13.38%
Lipper Equity Income Fund Average	27.16%	10.92%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 483,695,327
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 4,963,427
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$483,695,327 Number of Portfolio Holdings213 Portfolio Turnover Rate1% Management Fees$4,963,427
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Genuine Parts Co.	4.4%
The Bank of New York Mellon Corp.	4.2%
Deere & Co.	2.7%
Microsoft Corp.	2.4%
GATX Corp.	2.4%
State Street Corp.	2.2%
Crane Co.	2.0%
Mueller Industries Inc.	2.0%
Textron Inc.	1.8%
Brown-Forman Corp.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002850
Shareholder Report [Line Items]
Fund Name	The Gabelli Equity Income Fund
Class Name	Class A
Trading Symbol	GCAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class A	$157	1.43%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Equity Income Fund - Class A	The Gabelli Equity Income Fund - Class A (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
9/14	10,000	10,000	10,000	10,000
9/15	9,462	8,918	9,939	9,576
9/16	10,532	9,356	11,473	10,975
9/17	11,998	10,045	13,608	12,720
9/18	12,809	10,108	16,045	14,048
9/19	12,671	9,423	16,727	14,873
9/20	12,791	8,965	19,261	14,693
9/21	16,796	11,096	25,039	18,907
9/22	15,108	9,407	21,165	17,360
9/23	16,912	9,925	25,741	19,634
9/24	20,213	11,181	35,098	24,967

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class A	19.52%	9.80%	7.29%
The Gabelli Equity Income Fund - Class A (includes sales charge)	12.65%	8.51%	6.66%
S&P 500 Index	36.35%	15.98%	13.38%
Lipper Equity Income Fund Average	27.16%	10.92%	9.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 483,695,327
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 4,963,427
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$483,695,327 Number of Portfolio Holdings213 Portfolio Turnover Rate1% Management Fees$4,963,427
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Genuine Parts Co.	4.4%
The Bank of New York Mellon Corp.	4.2%
Deere & Co.	2.7%
Microsoft Corp.	2.4%
GATX Corp.	2.4%
State Street Corp.	2.2%
Crane Co.	2.0%
Mueller Industries Inc.	2.0%
Textron Inc.	1.8%
Brown-Forman Corp.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000203681
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class A
Trading Symbol	GGFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class A	$149	1.25%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class A	The Gabelli Global Financial Services Fund - Class A (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
9/19	9,129	8,604	10,387	10,020	10,356
9/20	7,281	6,468	11,961	8,598	9,127
9/21	12,310	10,306	15,549	13,216	14,523
9/22	9,879	7,796	13,143	10,706	11,960
9/23	12,491	9,290	15,985	12,821	13,363
9/24	17,374	12,178	21,796	17,794	18,576

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class A	39.09%	13.74%	9.65%
The Gabelli Global Financial Services Fund - Class A (includes sales charge)	31.09%	12.40%	8.57%
S&P 500 Index	36.35%	15.98%	18.38%
MSCI World Financials Index	38.79%	12.17%	18.36%
S&P 500 Financials Index	39.01%	12.40%	15.63%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 44,193,120
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 196,149
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$44,193,120 Number of Portfolio Holdings51 Portfolio Turnover Rate9% Management Fees$196,149
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First American Financial Corp.	4.1%
First Citizens BancShares Inc.	4.1%
The Bank of New York Mellon Corp.	3.8%
Capital One Financial Corp.	3.5%
Commerzbank AG	3.4%
Axis Capital Holdings Ltd.	3.4%
Cavco Industries Inc.	3.3%
Jefferies Financial Group Inc.	3.3%
E-L Financial Corp. Ltd.	3.2%
TrustCo Bank Corp. NY	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000203683
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class C
Trading Symbol	GCFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class C	$238	2.00%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class C	The Gabelli Global Financial Services Fund - Class C (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
9/19	9,061	8,971	10,387	10,020	10,356
9/20	7,161	7,019	11,961	8,598	9,127
9/21	12,001	11,693	15,549	13,216	14,523
9/22	9,559	9,220	13,143	10,706	11,960
9/23	11,994	11,477	15,985	12,821	13,363
9/24	16,544	15,715	21,796	17,794	18,576

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class C	37.93%	12.80%	8.76%
The Gabelli Global Financial Services Fund - Class C (includes sales charge)	36.93%	12.80%	8.76%
S&P 500 Index	36.35%	15.98%	18.38%
MSCI World Financials Index	38.79%	12.17%	18.36%
S&P 500 Financials Index	39.01%	12.40%	15.63%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 44,193,120
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 196,149
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$44,193,120 Number of Portfolio Holdings51 Portfolio Turnover Rate9% Management Fees$196,149
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First American Financial Corp.	4.1%
First Citizens BancShares Inc.	4.1%
The Bank of New York Mellon Corp.	3.8%
Capital One Financial Corp.	3.5%
Commerzbank AG	3.4%
Axis Capital Holdings Ltd.	3.4%
Cavco Industries Inc.	3.3%
Jefferies Financial Group Inc.	3.3%
E-L Financial Corp. Ltd.	3.2%
TrustCo Bank Corp. NY	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000203680
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class I
Trading Symbol	GFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class I	$120	1.00%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class I	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
9/19	9,149	10,387	10,020	10,356
9/20	7,304	11,961	8,598	9,127
9/21	12,376	15,549	13,216	14,523
9/22	9,954	13,143	10,706	11,960
9/23	12,624	15,985	12,821	13,363
9/24	17,579	21,796	17,794	18,576

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class I	39.25%	13.95%	9.86%
S&P 500 Index	36.35%	15.98%	18.38%
MSCI World Financials Index	38.79%	12.17%	18.36%
S&P 500 Financials Index	39.01%	12.40%	15.63%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 44,193,120
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 196,149
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$44,193,120 Number of Portfolio Holdings51 Portfolio Turnover Rate9% Management Fees$196,149
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First American Financial Corp.	4.1%
First Citizens BancShares Inc.	4.1%
The Bank of New York Mellon Corp.	3.8%
Capital One Financial Corp.	3.5%
Commerzbank AG	3.4%
Axis Capital Holdings Ltd.	3.4%
Cavco Industries Inc.	3.3%
Jefferies Financial Group Inc.	3.3%
E-L Financial Corp. Ltd.	3.2%
TrustCo Bank Corp. NY	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000203682
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Financial Services Fund
Class Name	Class AAA
Trading Symbol	GAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class AAA	$149	1.25%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Financial Services Fund - Class AAA	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
9/19	9,124	10,387	10,020	10,356
9/20	7,269	11,961	8,598	9,127
9/21	12,288	15,549	13,216	14,523
9/22	9,856	13,143	10,706	11,960
9/23	12,465	15,985	12,821	13,363
9/24	17,320	21,796	17,794	18,576

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class AAA	38.95%	13.68%	9.59%
S&P 500 Index	36.35%	15.98%	18.38%
MSCI World Financials Index	38.79%	12.17%	18.36%
S&P 500 Financials Index	39.01%	12.40%	15.63%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 44,193,120
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 196,149
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$44,193,120 Number of Portfolio Holdings51 Portfolio Turnover Rate9% Management Fees$196,149
Holdings [Text Block]

Top 10 Holdings (% of net assets)

First American Financial Corp.	4.1%
First Citizens BancShares Inc.	4.1%
The Bank of New York Mellon Corp.	3.8%
Capital One Financial Corp.	3.5%
Commerzbank AG	3.4%
Axis Capital Holdings Ltd.	3.4%
Cavco Industries Inc.	3.3%
Jefferies Financial Group Inc.	3.3%
E-L Financial Corp. Ltd.	3.2%
TrustCo Bank Corp. NY	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002861
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class AAA
Trading Symbol	GWSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class AAA	$182	1.64%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.64%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class AAA	S&P 500 Index	MSCI USA Mid Cap Index	S&P Midcap 400
9/14	10,000	10,000	10,000	10,000
9/15	8,589	9,939	10,149	10,140
9/16	9,806	11,473	11,565	11,694
9/17	10,579	13,608	13,405	13,743
9/18	10,073	16,045	15,623	15,696
9/19	9,418	16,727	16,073	15,305
9/20	9,091	19,261	17,142	14,975
9/21	13,160	25,039	23,824	21,516
9/22	11,600	21,165	19,381	18,235
9/23	12,286	25,741	21,600	21,063
9/24	14,974	35,098	28,050	26,706

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class AAA	21.88%	9.72%	4.12%
S&P 500 Index	36.35%	15.98%	13.38%
MSCI USA Mid Cap Index	29.86%	11.78%	10.86%
S&P Midcap 400	26.79%	11.78%	10.32%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 46,353,006
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 262,285
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$46,353,006 Number of Portfolio Holdings36 Portfolio Turnover Rate31% Management Fees$262,285
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.7%
AT&T Inc.	7.3%
Enterprise Products Partners LP	7.1%
Qurate Retail Inc.	6.8%
Blackstone Mortgage Trust Inc.	6.8%
NextEra Energy Partners LP	6.6%
Energy Transfer LP	6.2%
Franklin BSP Realty Trust Inc.	5.3%
Apollo Global Management Inc.	5.0%
Kinder Morgan Inc.	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002860
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class C
Trading Symbol	GWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class C	$264	2.39%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.39%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class C	The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	S&P 500 Index	MSCI USA Mid Cap Index	S&P Midcap 400
9/14	10,000	0	10,000	10,000	10,000
9/15	8,526	8,440	9,939	10,149	10,140
9/16	9,664	9,482	11,473	11,565	11,694
9/17	10,345	10,055	13,608	13,405	13,743
9/18	9,778	9,409	16,045	15,623	15,696
9/19	9,076	8,646	16,727	16,073	15,305
9/20	8,700	8,205	19,261	17,142	14,975
9/21	12,506	11,712	25,039	23,824	21,516
9/22	10,938	10,141	21,165	19,381	18,235
9/23	11,503	10,564	25,741	21,600	21,063
9/24	13,917	12,675	35,098	28,050	26,706

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class C	20.98%	8.93%	3.36%
The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	19.98%	8.93%	3.36%
S&P 500 Index	36.35%	15.98%	13.38%
MSCI USA Mid Cap Index	29.86%	11.78%	10.86%
S&P Midcap 400	26.79%	11.78%	10.32%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 46,353,006
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 262,285
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$46,353,006 Number of Portfolio Holdings36 Portfolio Turnover Rate31% Management Fees$262,285
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.7%
AT&T Inc.	7.3%
Enterprise Products Partners LP	7.1%
Qurate Retail Inc.	6.8%
Blackstone Mortgage Trust Inc.	6.8%
NextEra Energy Partners LP	6.6%
Energy Transfer LP	6.2%
Franklin BSP Realty Trust Inc.	5.3%
Apollo Global Management Inc.	5.0%
Kinder Morgan Inc.	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000061074
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class I
Trading Symbol	GWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class I	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class I	S&P 500 Index	MSCI USA Mid Cap Index	S&P Midcap 400
9/14	10,000	10,000	10,000	10,000
9/15	8,610	9,939	10,149	10,140
9/16	9,859	11,473	11,565	11,694
9/17	10,659	13,608	13,405	13,743
9/18	10,179	16,045	15,623	15,696
9/19	9,538	16,727	16,073	15,305
9/20	9,238	19,261	17,142	14,975
9/21	13,508	25,039	23,824	21,516
9/22	12,012	21,165	19,381	18,235
9/23	12,850	25,741	21,600	21,063
9/24	15,792	35,098	28,050	26,706

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class I	22.90%	10.61%	4.67%
S&P 500 Index	36.35%	15.98%	13.38%
MSCI USA Mid Cap Index	29.86%	11.78%	10.86%
S&P Midcap 400	26.79%	11.78%	10.32%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 46,353,006
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 262,285
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$46,353,006 Number of Portfolio Holdings36 Portfolio Turnover Rate31% Management Fees$262,285
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.7%
AT&T Inc.	7.3%
Enterprise Products Partners LP	7.1%
Qurate Retail Inc.	6.8%
Blackstone Mortgage Trust Inc.	6.8%
NextEra Energy Partners LP	6.6%
Energy Transfer LP	6.2%
Franklin BSP Realty Trust Inc.	5.3%
Apollo Global Management Inc.	5.0%
Kinder Morgan Inc.	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002858
Shareholder Report [Line Items]
Fund Name	The Gabelli Focused Growth and Income Fund
Class Name	Class A
Trading Symbol	GWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class A	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Focused Growth and Income Fund - Class A	The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	S&P 500 Index	MSCI USA Mid Cap Index	S&P Midcap 400
9/14	10,000	10,000	10,000	10,000	10,000
9/15	8,589	8,095	9,939	10,149	10,140
9/16	9,808	8,713	11,473	11,565	11,694
9/17	10,580	8,858	13,608	13,405	13,743
9/18	10,072	7,948	16,045	15,623	15,696
9/19	9,416	7,004	16,727	16,073	15,305
9/20	9,099	6,379	19,261	17,142	14,975
9/21	13,177	8,643	25,039	23,824	21,516
9/22	11,612	7,178	21,165	19,381	18,235
9/23	12,370	7,207	25,741	21,600	21,063
9/24	15,133	8,310	35,098	28,050	26,706

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class A	22.34%	9.96%	4.24%
The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	15.31%	8.67%	3.62%
S&P 500 Index	36.35%	15.98%	13.38%
MSCI USA Mid Cap Index	29.86%	11.78%	10.86%
S&P Midcap 400	26.79%	11.78%	10.32%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 46,353,006
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 262,285
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$46,353,006 Number of Portfolio Holdings36 Portfolio Turnover Rate31% Management Fees$262,285
Holdings [Text Block]

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.7%
AT&T Inc.	7.3%
Enterprise Products Partners LP	7.1%
Qurate Retail Inc.	6.8%
Blackstone Mortgage Trust Inc.	6.8%
NextEra Energy Partners LP	6.6%
Energy Transfer LP	6.2%
Franklin BSP Realty Trust Inc.	5.3%
Apollo Global Management Inc.	5.0%
Kinder Morgan Inc.	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002855
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class AAA
Trading Symbol	GABSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class AAA	$156	1.37%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class AAA	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/14	10,000	10,000	10,000	10,000
9/15	9,875	10,125	10,381	10,032
9/16	11,283	11,691	12,262	11,503
9/17	13,716	14,116	14,843	13,823
9/18	14,705	16,267	17,675	15,751
9/19	13,864	14,821	16,024	14,773
9/20	13,575	14,879	14,696	13,619
9/21	19,299	21,973	23,167	20,950
9/22	16,004	16,810	18,804	17,173
9/23	19,637	18,311	20,700	19,246
9/24	24,987	23,211	26,053	24,196

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class AAA	27.24%	12.51%	9.59%
Russell 2000 Index	26.76%	9.39%	8.78%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
Lipper Small-Cap Core Funds Average	25.72%	10.37%	9.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,809,518,511
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 16,940,565
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,809,518,511 Number of Portfolio Holdings436 Portfolio Turnover Rate2% Management Fees$16,940,565
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.8%
AMETEK Inc.	3.6%
Mueller Industries Inc.	3.3%
Lennar Corp.	3.1%
Crane Co.	3.1%
GATX Corp.	2.4%
Graco Inc.	2.0%
Herc Holdings Inc.	1.8%
Modine Manufacturing Co.	1.8%
Textron Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002857
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GCCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class C	$240	2.12%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.12%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class C	The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/14	10,000	10,000	10,000	10,000	10,000
9/15	9,802	9,704	10,125	10,381	10,032
9/16	11,116	10,908	11,691	12,262	11,503
9/17	13,412	13,052	14,116	14,843	13,823
9/18	14,272	13,758	16,267	17,675	15,751
9/19	13,353	12,743	14,821	16,024	14,773
9/20	12,979	12,262	14,879	14,696	13,619
9/21	18,313	17,179	21,973	23,167	20,950
9/22	15,073	13,998	16,810	18,804	17,173
9/23	18,358	16,908	18,311	20,700	19,246
9/24	23,184	21,184	23,211	26,053	24,196

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class C	26.29%	11.67%	8.77%
The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	25.29%	11.67%	8.77%
Russell 2000 Index	26.76%	9.39%	8.78%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
Lipper Small-Cap Core Funds Average	25.72%	10.37%	9.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,809,518,511
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 16,940,565
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,809,518,511 Number of Portfolio Holdings436 Portfolio Turnover Rate2% Management Fees$16,940,565
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.8%
AMETEK Inc.	3.6%
Mueller Industries Inc.	3.3%
Lennar Corp.	3.1%
Crane Co.	3.1%
GATX Corp.	2.4%
Graco Inc.	2.0%
Herc Holdings Inc.	1.8%
Modine Manufacturing Co.	1.8%
Textron Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000061073
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class I
Trading Symbol	GACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class I	$127	1.12%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class I	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/14	10,000	10,000	10,000	10,000
9/15	9,900	10,125	10,381	10,032
9/16	11,341	11,691	12,262	11,503
9/17	13,818	14,116	14,843	13,823
9/18	14,853	16,267	17,675	15,751
9/19	14,036	14,821	16,024	14,773
9/20	13,780	14,879	14,696	13,619
9/21	19,637	21,973	23,167	20,950
9/22	16,323	16,810	18,804	17,173
9/23	20,080	18,311	20,700	19,246
9/24	25,618	23,211	26,053	24,196

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class I	27.58%	12.79%	9.87%
Russell 2000 Index	26.76%	9.39%	8.78%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
Lipper Small-Cap Core Funds Average	25.72%	10.37%	9.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,809,518,511
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 16,940,565
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,809,518,511 Number of Portfolio Holdings436 Portfolio Turnover Rate2% Management Fees$16,940,565
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.8%
AMETEK Inc.	3.6%
Mueller Industries Inc.	3.3%
Lennar Corp.	3.1%
Crane Co.	3.1%
GATX Corp.	2.4%
Graco Inc.	2.0%
Herc Holdings Inc.	1.8%
Modine Manufacturing Co.	1.8%
Textron Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002854
Shareholder Report [Line Items]
Fund Name	The Gabelli Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GCASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class A	$156	1.37%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Small Cap Growth Fund - Class A	The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
9/14	10,000	10,000	10,000	10,000	10,000
9/15	9,875	9,307	10,125	10,381	10,032
9/16	11,283	10,023	11,691	12,262	11,503
9/17	13,715	11,482	14,116	14,843	13,823
9/18	14,704	11,603	16,267	17,675	15,751
9/19	13,861	10,309	14,821	16,024	14,773
9/20	13,573	9,514	14,879	14,696	13,619
9/21	19,296	12,749	21,973	23,167	20,950
9/22	16,001	9,963	16,810	18,804	17,173
9/23	19,636	11,523	18,311	20,700	19,246
9/24	24,985	13,819	23,211	26,053	24,196

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class A	27.24%	12.50%	9.59%
The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	19.92%	11.18%	8.94%
Russell 2000 Index	26.76%	9.39%	8.78%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
Lipper Small-Cap Core Funds Average	25.72%	10.37%	9.24%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,809,518,511
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 16,940,565
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,809,518,511 Number of Portfolio Holdings436 Portfolio Turnover Rate2% Management Fees$16,940,565
Holdings [Text Block]

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.8%
AMETEK Inc.	3.6%
Mueller Industries Inc.	3.3%
Lennar Corp.	3.1%
Crane Co.	3.1%
GATX Corp.	2.4%
Graco Inc.	2.0%
Herc Holdings Inc.	1.8%
Modine Manufacturing Co.	1.8%
Textron Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends